NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN NEBRASKA MUNICIPAL BOND FUND
SUPPLEMENT DATED JANUARY 7, 2021
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED SEPTEMBER 30, 2020
Class C1 shares of Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Nebraska Municipal Bond Fund are no longer available and will not be issued, including for purposes of dividend reinvestment or to satisfy share exchanges. Any references to Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Nebraska Municipal Bond Fund Class C1 shares in this prospectus are deleted.
PLEASE KEEP THIS WITH YOUR
FUND’S PROSPECTUS AND/OR SUMMARY PROSPECTUS
FOR FUTURE REFERENCE
MGN-FTFIP-0121P

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN NEBRASKA MUNICIPAL BOND FUND
SUPPLEMENT DATED JANUARY 7, 2021
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2020
Class C1 shares of Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Nebraska Municipal Bond Fund are no longer available and will not be issued, including for purposes of dividend reinvestment or to satisfy share exchanges. Any references to Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Nebraska Municipal Bond Fund Class C1 shares in this statement of additional information are deleted.
PLEASE KEEP THIS WITH YOUR
FUND’S STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE
MGN-FTFISAI-0121P